Commitments and Contingencies (Maximum Potential Amount of Future Guarantee Payments) (Details) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Investment Grade	4,640,724	5,063,258
Non-Investment Grade	1,911,498	2,735,500
Not Rated	2,958,529	2,870,836
Total	9,510,751	10,669,594
Financial Guarantees [Member]
Investment Grade	475,030	446,867
Non-Investment Grade	127,387	149,321
Not Rated	58
Total	602,475	596,188
Performance Guarantees [Member]
Investment Grade	3,255,244	3,395,785
Non-Investment Grade	1,583,399	2,231,415
Not Rated	4,014	2,324
Total	4,842,657	5,629,524
Liquidity Facilities to SPEs [Member]
Investment Grade	910,450	1,220,606
Non-Investment Grade	200,712	354,764
Total	1,111,162	1,575,370
Trust Fund Guarantees [Member]
Not Rated	2,954,457	2,868,512
Total	2,954,457	2,868,512